PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                              PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002







                                    Contents




Report of Independent Auditors .....................................           1

Statement of Assets, Liabilities and Members' Capital ..............           2

Statement of Operations ............................................           3

Statements of Changes in Members' Capital ..........................           4

Notes to Financial Statements ......................................           5

Schedule of Portfolio Investments ..................................          12

                         Report of Independent Auditors


To the Members and Board of Directors of PW Aspen Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Aspen Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2002, the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Aspen Fund, L.L.C. at December 31, 2002, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/  ERNST & YOUNG LLP

New York, New York
February 14, 2003

                                                                            PW ASPEN FUND, L.L.C.
                                            STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

-------------------------------------------------------------------------------------------------

                                                                                DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $49,977,778)                             $ 31,378,069
Cash and cash equivalents                                                             4,250,151
Receivables:
  Due from broker                                                                     1,283,907
  Investments sold, not settled                                                         115,963
  Dividends                                                                              21,005
  Interest                                                                                2,146
-------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                         37,051,241
-------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $1,309,788)           1,281,942
Payables:
  Withdrawals payable                                                                 5,343,324
  Investments purchased, not settled                                                     88,957
  Professional fees                                                                      57,143
  Management fee                                                                         41,561
  Administration fee                                                                     26,950
  Other payables                                                                         32,249
-------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                     6,872,126
-------------------------------------------------------------------------------------------------

NET ASSETS                                                                         $ 30,179,115
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                          $ 48,750,978
Accumulated net unrealized depreciation on investments                              (18,571,863)
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                   $ 30,179,115
-------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.


                                                                      PW ASPEN FUND, L.L.C.
                                                                    STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31, 2002

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
INVESTMENT INCOME

  Dividends                                                                  $    240,851
  Interest                                                                         34,219
-------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                           275,070
-------------------------------------------------------------------------------------------

EXPENSES

  Management fee                                                                  610,255
  Professional fees                                                               114,166
  Custody fee                                                                      87,502
  Administration fee                                                               63,230
  Interest                                                                         20,926
  Dividends                                                                         8,442
  Miscellaneous                                                                    79,616
-------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                    984,137
-------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                              (709,067)
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS

Net realized loss from investments                                            (57,046,676)
Change in net unrealized appreciation/depreciation from investments            32,864,816
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                             (24,181,860)
-------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
  DERIVED FROM OPERATIONS                                                    $(24,890,927)
-------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                                                                   PW ASPEN FUND, L.L.C.
                                                                               STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                                  YEARS ENDED DECEMBER 31, 2002 AND 2001

------------------------------------------------------------------------------------------------------------------------

                                                              MANAGING
                                                               MEMBER               MEMBERS                   TOTAL
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2001                          $ 777,299           $ 127,216,565           $ 127,993,864

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                   1,229              (1,154,574)             (1,153,345)
  Net realized loss from investments                          (237,649)            (38,148,757)            (38,386,406)
  Change in net unrealized
    appreciation/depreciation from investments                  41,993               7,206,368               7,248,361
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                   (194,427)            (32,096,963)            (32,291,390)
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              --               3,408,500               3,408,500
  Members' withdrawals                                              --             (25,773,452)            (25,773,452)
  Offering costs                                                   (53)                 (8,461)                 (8,514)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                      (53)            (22,373,413)            (22,373,466)
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2001                        $ 582,819           $  72,746,189           $  73,329,008
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                           (1,038)               (708,029)               (709,067)
  Net realized loss from investments                          (490,619)            (56,556,057)            (57,046,676)
  Change in net unrealized
    appreciation/depreciation from investments                 294,308              32,570,508              32,864,816
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                   (197,349)            (24,693,578)            (24,890,927)
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              --                 111,550                 111,550
  Members' withdrawals                                              --             (18,369,445)            (18,369,445)
  Offering costs                                                    (9)                 (1,062)                 (1,071)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                       (9)            (18,258,957)            (18,258,966)
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                        $ 385,461           $  29,793,654           $  30,179,115
------------------------------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

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1.       ORGANIZATION

         PW Aspen Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Aspen Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Mark Advisors, L.L.C. ("MALLC"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. MALLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, and (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. At December 31, 2002, no securities were valued at fair value.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the
         U. S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C.  FUND COSTS

         The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       MANAGEMENT FEE,  INCENTIVE  ALLOCATION, RELATED  PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by PWFA to MALLC.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the year ended December 31, 2002, UBS PWI and its affiliates earned $11,079 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         The net increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, upon a Member's withdrawal from the Fund and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the years ended December 31, 2002 or 2001. For Members which were not in the Fund for twelve months as of December 31, 2002 or December 31, 2001, an Incentive Allocation period had not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2002 were $21,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the primary custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2002, amounted to $98,373,910 and $133,647,906, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $37,656,013 and $38,662,486, respectively, and purchases and sales of options amounting to $9,314,106 and $8,714,319, respectively. Net realized loss resulting from short positions was $303,315 for the year ended December 31, 2002.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------
4.       SECURITIES TRANSACTIONS (CONTINUED)

         At December 31, 2002, the tax basis of investments was $57,665,229, resulting in accumulated net unrealized depreciation on investments of $27,569,102, which consists of $785,659 gross unrealized appreciation and $28,354,761 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales and constructive sales.

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2002, the Fund's average interest rate paid on borrowings was 2.89% per annum and the average borrowings outstanding were $724,046. The Fund had no borrowings outstanding at December 31, 2002.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the year ended December 31, 2002, the Fund did not trade any forward or futures contracts.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

7.       CONTINGENCIES

         In the ordinary course of business, the Fund, the Directors, UBS PaineWebber, the Manager and its members (collectively the "Group") are subject to disputes, proceedings, lawsuits and other claims including proceedings related to securities laws and other matters.

         On February 5, 2003, the United States District Court for the Southern District of Florida dismissed an action against members of the Group purporting to be brought on behalf of the purchasers of Interests of the Fund alleging breach of contract and breach of fiduciary duty. The court dismissed the action without prejudice, allowing plaintiffs the opportunity to file a second amended complaint by March 3, 2003. If the complaint is refiled, one or more of the named defendants in the action may be entitled to indemnification from the Fund, and members of the Group intend to defend the action vigorously. Management believes the resolution of this matter will not result in a material adverse effect on the Fund's financial position.

8.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                            PERIOD FROM
                                                                                                         NOVEMBER 22, 1999
                                                                 YEARS ENDED DECEMBER 31,           (COMMENCEMENT OF OPERATIONS)
                                                          2002           2001            2000       THROUGH DECEMBER 31, 1999
                                                          ----           ----            ----       ---------------------------
Ratio of net investment loss to average net assets***    (1.44)%        (1.07)%         (1.18)%               (6.22)%*
Ratio of total expenses to average net assets***          2.00%          1.59%           1.77%                 7.75%*
Portfolio turnover rate                                 105.15%         63.30%          92.75%                 5.13%
Total return                                            (34.73)%**     (25.97)%**      (44.03)%* *            23.90%**
Average debt ratio***                                     1.47%          0.11%           0.32%                 2.42%
Net asset value at end of period                      $30,179,115    $73,329,008    $127,993,864           $48,588,864

*        Annualized.
** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
*** The average net assets used in the above ratios is calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                                              11

                                                                   PW ASPEN FUND

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

            UNITED STATES OF AMERICA
            ------------------------
            INVESTMENTS IN SECURITIES (103.98%)
            -----------------------------------
            COMMON STOCK (102.11%)
            ----------------------

            AIRLINES (0.27%)
    6,738   Delta Air Lines, Inc.                                    $   81,530
                                                                     ----------
            APPLICATIONS SOFTWARE (2.03%)
   11,848   Microsoft Corp.*                                            612,542
                                                                     ----------
            B2B/E-COMMERCE (0.17%)
    7,791   FreeMarkets, Inc.*                                           50,166
                                                                     ----------
            BROADCAST SERVICES/PROGRAMMING (16.35%)
   77,189   Fox Entertainment Group, Inc., Class A*                   2,001,511
  320,945   Liberty Media Corp., Class A*                             2,869,248
   26,365   UnitedGlobalCom, Inc., Class A*                              63,276
                                                                     ----------
                                                                      4,934,035
                                                                     ----------
            CABLE TELEVISION (16.01%)
   17,797   Cablevision Systems Corp., NY Group, Class A*               297,922
   57,439   Comcast Corp., Class A *                                  1,297,547
   50,411   Comcast Corp., Special Class A*                           1,188,187
   72,091   Cox Communications, Inc., Class A*                        2,047,384
                                                                     ----------
                                                                      4,831,040
                                                                     ----------
            CASINO (1.95%)
    7,744   International Game Technology*                              587,924
                                                                     ----------
            CASINO HOTELS (0.14%)
    3,107   Wynn Resorts, Ltd.*                                          40,733
                                                                     ----------

            CELLULAR TELECOMMUNICATIONS (0.82%)
   37,619   Sprint Corp. (PCS Group)*                                   164,771
    4,594   Vodafone Group PLC - ADR                                     83,243
                                                                     ----------
                                                                        248,014
                                                                     ----------

    The preceding notes are an integral part of these financial statements.

                                                                   PW ASPEN FUND

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK (CONTINUED)
            ------------------------

            COMMERCIAL SERVICES - FINANCE (0.24%)
    4,501   Concord EFS, Inc. *                                      $   70,846
                                                                     ----------
            COMPUTERS (4.59%)
   44,848   Dell Computer Corp.* (b)                                  1,199,236
    2,420   International Business Machines Corp.                       187,550
                                                                     ----------
                                                                      1,386,786
                                                                     ----------
            COMPUTERS - INTEGRATED SYSTEMS (0.00%)
      201   McDATA Corp., Class B*                                        1,427
                                                                     ----------
            COMPUTERS - MEMORY DEVICES (0.88%)
   15,590   EMC Corp.*                                                   95,723
   10,865   VERITAS Software Corp.*                                     169,711
                                                                     ----------
                                                                        265,434
                                                                     ----------
            COMPUTERS - SERVICES (0.25%)
    4,064   Electronic Data Systems Corp.                                74,900
                                                                     ----------
            CONTAINERS - PAPER/PLASTIC (0.46%)
    3,739   Sealed Air Corp.*                                           139,465
                                                                     ----------
            DATA PROCESSING/MANAGEMENT (1.30%)
    9,502   Automatic Data Processing, Inc.                             372,953
      554   First Data Corp.                                             19,617
                                                                     ----------
                                                                        392,570
                                                                     ----------

            DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (2.98%)
   85,720   Cendant Corp.*                                              898,346
                                                                     ----------
            E-COMMERCE/PRODUCTS (1.36%)
   21,666   Amazon.com, Inc.*                                           409,271
                                                                     ----------
            E-COMMERCE/SERVICES (4.39%)
    6,643   eBay, Inc.*                                                 450,528
    7,302   Expedia, Inc., Class A*                                     488,723
   35,155   HomeStore, Inc.*                                             29,882
   16,177   Ticketmaster, Class B*                                      343,276

    The preceding notes are an integral part of these financial statements.

                                                                   PW ASPEN FUND

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK (CONTINUED)
            ------------------------

            E-COMMERCE/SERVICES (CONTINUED)
    1,619   WebMD Corp.*                                             $   13,842
                                                                     ----------
                                                                      1,326,251
                                                                     ----------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.04%)
    3,156   Applied Micro Circuits Corp.*                                11,646
                                                                     ----------
            ENTERPRISE SOFTWARE/SERVICES (1.76%)
   46,256   BEA Systems, Inc.*                                          530,556
                                                                     ----------
            FINANCE-INVEST BANKER/BROKER (6.42%)
   15,352   Goldman Sachs Group, Inc.                                 1,045,471
    4,639   Merrill Lynch & Co., Inc.                                   176,050
   10,543   Morgan Stanley                                              420,877
   27,268   The Charles Schwab Corp.                                    295,858
                                                                     ----------
                                                                      1,938,256
                                                                     ----------
            HOTELS & MOTELS (0.67%)
    8,467   Starwood Hotels & Resorts Worldwide, Inc.                   201,007
                                                                     ----------
            INTERNET INFRASTRUCTURE SOFTWARE (0.05%)
    7,345   Openwave Systems, Inc.*                                      14,690
                                                                     ----------
            INTERNET SECURITY (1.31%)
   14,715   Check Point Software Technologies, Ltd.*                    190,854
    2,366   Symantec Corp.*                                              95,847
   13,465   VeriSign, Inc.*                                             107,989
                                                                     ----------
                                                                        394,690
                                                                     ----------
            INTERNET SERVICE PROVIDER (2.61%)
   48,253   Yahoo!, Inc.*                                            $  788,937
                                                                     ----------
            MEDICAL - BIOMEDICAL/GENETICS (1.32%)
    8,260   Amgen, Inc.*                                                399,288
                                                                     ----------

    The preceding notes are an integral part of these financial statements.

                                                                   PW ASPEN FUND

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK (CONTINUED)
            ------------------------
            MEDICAL - DRUGS (0.43%)
    3,058   MedImmune, Inc.*                                         $   83,086
    1,111   Pharmacia Corp.                                              46,440
                                                                     ----------
                                                                        129,526
                                                                     ----------
            MEDICAL - HMO (0.15%)
    1,282   Oxford Health Plans, Inc.*                                   46,729
                                                                     ----------
            MULTI-LINE INSURANCE (1.34%)
    7,003   American International Group, Inc.                          405,124
                                                                     ----------
            MULTIMEDIA (8.36%)
   94,918   AOL Time Warner, Inc.*                                    1,243,426
   65,699   Gemstar-TV Guide International, Inc.*                       213,522
   17,693   The News Corp., Ltd. - ADR                                  464,441
   13,550   The Walt Disney Co.                                         221,000
    9,339   Viacom, Inc., Class B*                                      380,658
                                                                     ----------
                                                                      2,523,047
                                                                     ----------
            NETWORKING PRODUCTS (2.30%)
   52,916   Cisco Systems, Inc.*                                        693,200
                                                                     ----------
            OIL COMPANIES - EXPLORATION & PRODUCTION (0.01%)
      366   Plains Exploration & Production Co.*                          3,568
      180   Rio Alto Resources International, Inc. (Canada)*                 82
                                                                     ----------
                                                                          3,650
                                                                     ----------
            REITS - DIVERSIFIED (0.00%)
      190   Golf Trust of America, Inc.*                                    256
                                                                     ----------
            REITS - OFFICE PROPERTY (1.75%)
   14,298   Boston Properties, Inc.                                     527,024
                                                                     ----------

    The preceding notes are an integral part of these financial statements.

                                                                   PW ASPEN FUND

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK (CONTINUED)
            ------------------------
            RACETRACKS (0.08%)
    4,123   Magna Entertainment Corp., Class A*                      $   25,563
                                                                     ----------
            RADIO (0.53%)
    7,752   Hispanic Broadcasting Corp.*                                159,304
                                                                     ----------
            RETAIL - DISCOUNT (1.38%)
    8,242   Wal-Mart Stores, Inc.                                       416,303
                                                                     ----------
            RETAIL - REGIONAL DEPARTMENT STORES (1.52%)
    8,216   Kohl's Corp.*                                               459,685
                                                                     ----------
            RETAIL - RESTAURANTS (0.19%)
    2,776   Starbucks Corp.*                                             56,575
                                                                     ----------
            RETAIL-AUTOMOBILE (1.50%)
   15,315   AutoNation, Inc.*                                           192,356
   12,099   United Auto Group, Inc.*                                    150,875
    6,071   Carmax, Inc.                                                108,549
                                                                     ----------
                                                                        451,780
                                                                     ----------
            SATELLITE TELECOMMUNICATIONS (0.45%)
    6,072   EchoStar Communications Corp., Class A*                     135,163
                                                                     ----------
            SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.29%)
   12,575   Taiwan Semiconductor Manufacturing Co. Ltd. - ADR*           88,654
                                                                     ----------
            TELECOMMUNICATIONS SERVICES (0.24%)
    9,334   GT Group Telecom, Inc., Class B*                                  1
   34,298   Time Warner Telecom, Inc., Class A*                          72,369
                                                                     ----------
                                                                         72,370
                                                                     ----------
            TELEVISION (1.11%)
   13,704   Univision Communications, Inc., Class A*                    335,748
                                                                     ----------


    The preceding notes are an integral part of these financial statements.

                                                                   PW ASPEN FUND

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK (CONTINUED)
            ------------------------

            TRAVEL SERVICES (3.24%)
   42,711   USA Interactive*                                        $   978,936
                                                                    -----------
            WIRELESS EQUIPMENT (8.87%)
    3,729   American Tower Corp., Class A*                               13,163
   73,201   QUALCOMM, Inc.*,(b)                                       2,663,784
                                                                    -----------
                                                                      2,676,947
                                                                    -----------
            TOTAL COMMON STOCK (COST $49,092,374)                    30,815,933
                                                                    -----------

            PREFERRED STOCK (1.41%)
            -----------------------

            MULTIMEDIA (1.41%)
   18,785   The News Corp., Ltd. - ADR                                  425,480
                                                                    -----------
            TOTAL PREFERRED STOCK (COST $744,033)                       425,480
                                                                    -----------


NUMBER OF
CONTRACTS
---------

            CALL OPTIONS (0.02%)
            --------------------

            MULTIMEDIA (0.02%)
       40   The Walt Disney Co., 01/18/03, $15 *                          5,600
                                                                    -----------
            OIL-FIELD SERVICES (0.00%)
        1   Halliburton Co., 01/17/04, $17.5*                               410
                                                                    -----------
            TOTAL CALL OPTIONS (COST $8,538)                              6,010
                                                                    -----------

    The preceding notes are an integral part of these financial statements.

                                                                   PW ASPEN FUND

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002
NUMBER OF
CONTRACTS                                                           MARKET VALUE
--------------------------------------------------------------------------------

            PUT OPTIONS (0.28%)
            -------------------

            CABLE TELEVISION (0.03%)
        1   Comcast Corp-Class A, 01/18/03, $35 *                   $     1,120
        5   Comcast Corp.-Class A, 01/18/03, $40 *                        8,050
                                                                    -----------
                                                                          9,170
                                                                    -----------
            E-COMMERCE (0.04%)
       20   Amazon.Com Inc., 01/18/03, $25*                              10,800
                                                                    -----------
            MISCELLANEOUS (0.10%)
       60   Toys "R" US, 01/18/03, $15*                                  28,800
                                                                    -----------
            RETAIL - MAJOR DEPARTMENT STORES (0.08%)
       40   Sears Roebuck & Co., 01/18/03, $30*                          24,400
                                                                    -----------
            STOCK INDEX (0.03%)
       40   S&P 100, 01/18/03, $410*                                     10,000
                                                                    -----------
            TOTAL PUT OPTIONS (COST $90,020)                             83,170
                                                                    -----------


   PAR
---------
            GOVERNMENT SECURITIES (0.07%)
            -----------------------------

            TREASURY NOTES (0.07%)
$   3,000   U.S. Treasury Notes 4.38%, 05/15/07                           3,222
   15,000   U.S. Treasury Notes 5.00%, 08/15/11                          16,448
                                                                    -----------
                                                                         19,670
                                                                    -----------
            TOTAL GOVERNMENT SECURITIES (COST $18,219)                   19,670
                                                                    -----------

    The preceding notes are an integral part of these financial statements.

                                                                   PW ASPEN FUND

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

  PAR                                                               MARKET VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS (0.09%)
            -----------------------

            BROADCAST SERVICES/PROGRAMMING (0.03%)
$  18,000   Liberty Media Corp., 3.75%, 02/15/30                    $     9,292
                                                                    -----------
            ELECTRONICS (0.03%)
    6,000   L-3 Communications Holdings, 5.25%, 06/01/09                  7,695
                                                                    -----------
            ENTERPRISE SOFTWARE/SERVICES (0.02%)
    9,000   Aether Systems, Inc., 6.00%, 3/22/05                          6,919
                                                                    -----------
            WIRELESS EQUIPMENT (0.01%)
    6,000   Crown Castle International Corp., 0.00%, 05/15/11, (a)        3,900
                                                                    -----------
            TOTAL CORPORATE BONDS (COST $24,594)                         27,806
                                                                    -----------
            INVESTMENTS IN SECURITIES (COST $49,977,778)             31,378,069
                                                                    -----------


 SHARES
---------
            SECURITIES SOLD, NOT YET PURCHASED ((4.25)%)
            --------------------------------------------
            COMMON STOCK SOLD, NOT YET PURCHASED ((4.16)%)
            ----------------------------------------------

            COMPUTERS - INTEGRATED SYSTEMS (0.00%)
      201   McDATA Corp.-Class B*                                        (1,413)
                                                                    -----------
            ELECTRONICS ((0.02)%)
      147   L-3 Communications Holdings, Inc.*                           (6,602)
                                                                    -----------
            ENTERTAINMENT SOFTWARE ((1.32)%)
    8,000   Electronic Arts, Inc.*                                     (398,160)
                                                                    -----------
            MEDICAL - DRUGS ((0.16)%)
    1,555   Pfizer, Inc.*                                               (47,536)
                                                                    -----------
            OIL COMPANIES - EXPLORATION & PRODUCTION ((0.01)%)
       77   Berry Petroleum Co., Class A *                               (1,313)
       56   Denbury Resources, Inc.*                                       (633)
       76   Nuevo Energy Co.*                                              (844)

    The preceding notes are an integral part of these financial statements.

                                                                   PW ASPEN FUND

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
            ------------------------------------------------

            OIL COMPANIES -- EXPLORATION & PRODUCTION (CONTINUED)
       19   Ocean Energy, Inc.*                                     $      (379)
                                                                    -----------
                                                                         (3,169)
                                                                    -----------
            RETAIL - MAJOR DEPARTMENT STORES ((0.41)%)
    5,100   Sears Roebuck & Co.*                                     $ (122,145)
                                                                    -----------
            STOCK INDEX ((2.24)%)
    6,000   Nasdaq-100 Index Tracking Stock*                           (146,220)
    6,000   Standard & Poor's Depositary Receipts *                    (529,380)
                                                                    -----------
                                                                       (675,600)
                                                                    -----------
            TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
            (PROCEEDS $(1,286,081))                                  (1,254,625)
                                                                    -----------

NUMBER OF
CONTRACTS
---------
            WRITTEN CALL OPTIONS (0.00%)
            ----------------------------

            CABLE TELEVISION (0.00%)
        5   Comcast Corp.-Class A, 01/18/03 $40 *                           (75)
        1   Comcast Corp.-Class A, 01/18/03, $35 *                           (5)
                                                                    -----------
                                                                            (80)
                                                                    -----------
            TOTAL WRITTEN CALL OPTIONS (COST $(217))                        (80)
                                                                    -----------

    The preceding notes are an integral part of these financial statements.

                                                                   PW ASPEN FUND

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

   PAR                                                              MARKET VALUE
--------------------------------------------------------------------------------
            BONDS SOLD, NOT YET PURCHASED ((0.09)%)
            ---------------------------------------

            BROADCAST SERVICES/PROGRAMMING ((0.06)%)
$  18,000   Liberty Media Corp., 8.25%, 02/01/30 *                  $   (18,931)
                                                                    -----------
            DIVERSIFIED FINANCIAL SERVICES ((0.01)%)
    3,000   General Electric Capital Corp., 6.50%, 11/01/06 *            (3,326)
                                                                    -----------
            WIRELESS EQUIPMENT ((0.02)%)
    6,000   Crown Castle International Corp., 9.38%, 08/01/11 *          (4,980)
                                                                    -----------
            TOTAL BONDS SOLD, NOT YET PURCHASED
            (PROCEEDS $(23,490))                                        (27,237)
                                                                    -----------
            SECURITIES SOLD, NOT YET PURCHASED
            (PROCEEDS $(1,309,788))                                  (1,281,942)
                                                                    -----------
   TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
   PURCHASED -- 99.73%                                               30,096,127
                                                                    -----------
   OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.27%                  82,988
                                                                    -----------
   TOTAL NET ASSETS -- 100.00%                                      $30,179,115
                                                                    -----------

* Non-income producing security
(a) Variable rate security. The rate shown is that in effect at December 31, 2002.
(b) Partially held ($3,112,376, total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

    The preceding notes are an integral part of these financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1         DURING PAST 5 YEARS          DIRECTOR 2   OUTSIDE FUND COMPANY
------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (60)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS PaineWebber Inc.              Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (73)               Term -       Law partner for Dunnington,           36       None
UBS PaineWebber Inc.              Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               14       None
UBS PaineWebber Inc.              Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (76)        Term -       Consultant to UBS PaineWebber         36       Director of Interstate
UBS PaineWebber Inc.              Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas      Length-since    Director of PaineWebber, Inc.
New York, NY 10019                Inception      prior to November 2000
Director
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (35)                Term -       First Vice President / CFO of         N/A                N/A
UBS PaineWebber Inc.              Indefinite     UBS PaineWebber Inc.'s,
1285 Avenue of the Americas      Length-since    Alternative Investment Group,
New York, NY 10019                July 2002      since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
                                                 Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (37)             Term -       Senior Associate General              N/A                N/A
UBS PaineWebber Inc.              Indefinite     Counsel and First Vice
1285 Avenue of the Americas      Length-since    President of UBS PaineWebber
New York, NY 10019                Inception      Inc., since May 1998.
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS PaineWebber, Inc., and 14 comprise UBS PaineWebber's Alternative Investment Group of Funds.